Document And Entity Information	Aug. 18, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 18, 2023
Entity Registrant Name	Graphite Bio, Inc.
Entity Central Index Key	0001815776
Entity Emerging Growth Company	true
Securities Act File Number	001-40532
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4867570
Entity Address, Address Line One	201 HASKINS WAY
Entity Address, Address Line Two	SUITE 210
Entity Address, City or Town	SOUTH SAN FRANCISCO
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	484-0886
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock
Trading Symbol	GRPH
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K supplements and amends Item 5.02 of the Current Report on Form 8-K filed on August 23, 2023 (the “Original Form 8-K”) to disclose information regarding material modifications to a material compensatory plan, contract or arrangement as to which a named executive officer of the registrant participates that were effected pursuant to an agreement entered into subsequent to the filing of the Original Form 8-K. No other changes have been made to the Original Form 8-K.